SIDLEY AUSTIN llp 787 Seventh Avenue New York, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG houston LONDON	LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.
Founded 1866
cteodoro@sidley.com 212.839.5969

September 23, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 44 to the Registration Statement
on Form N-1A of Cullen Funds Trust (the “Trust”)
(1933 Act File No. 333-33302 / 1940 Act File No. 811-09871)

Ladies and Gentlemen:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the Trust, an open-end management company.

This filing is made pursuant to Rule 485(a) to add a newly created series, the Cullen Enhanced Equity Income Fund with three share classes to the Trust.

Please do not hesitate to contact the undersigned (212-839-5969) with any comments or questions you might have.

Very truly yours,

/s/ Carla G. Teodoro

Carla G. Teodoro

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships.